Selling, Administrative and General Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Selling Administrative And General Expenses
Schedule of components of selling, administrative and general expenses

	For the Year Ended on December 31,
	2023	2022
	New Israeli Shekels
Management fees (see also Note 15(1))	210,000	420,000
Communication	-	1,746
Professional services	200,636	176,615
Maintenance and electricity	-	808
Office expenses	15,729	-
Other expenses	3,747	-
Taxes and fees	-	2,715
Travel and parking	-	342
Depreciation expenses	1,976	1,641
	432,088	603,867